Net revenues - summary of revenue by segment and type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
summary of revenue by type and segment [Line Items]
Sales of goods	€ 103,019	€ 104,990	€ 102,029
Services provided	3,961	3,871	2,182
Contract revenues	672	958	935
Revenues from goods and services	107,652	109,819
Lease installments from assets sold with a buy-back commitment	362	394	421
Interest income of financial services activities	173	199	163
Total Net revenues	108,187	110,412	105,730
North America
summary of revenue by type and segment [Line Items]
Total Net revenues	73,337	72,353	66,047
LATAM
summary of revenue by type and segment [Line Items]
Total Net revenues	8,449	8,142	7,994
APAC
summary of revenue by type and segment [Line Items]
Total Net revenues	2,762	2,646	3,218
EMEA
summary of revenue by type and segment [Line Items]
Total Net revenues	20,466	22,714	22,584
Maserati
summary of revenue by type and segment [Line Items]
Total Net revenues	1,592	2,645	4,037
Other Activities
summary of revenue by type and segment [Line Items]
Total Net revenues	1,581	1,912
Operating segments [member] | North America
summary of revenue by type and segment [Line Items]
Sales of goods	70,809	69,908
Services provided	2,388	2,287
Contract revenues	0	0
Revenues from goods and services	73,197	72,195
Lease installments from assets sold with a buy-back commitment	140	158
Interest income of financial services activities	0	0
Total Net revenues	73,357	72,384	66,094
Operating segments [member] | LATAM
summary of revenue by type and segment [Line Items]
Sales of goods	8,059	7,756
Services provided	297	270
Contract revenues	0	0
Revenues from goods and services	8,356	8,026
Lease installments from assets sold with a buy-back commitment	0	0
Interest income of financial services activities	93	116
Total Net revenues	8,461	8,152	8,004
Operating segments [member] | APAC
summary of revenue by type and segment [Line Items]
Sales of goods	2,674	2,560
Services provided	27	21
Contract revenues	0	0
Revenues from goods and services	2,701	2,581
Lease installments from assets sold with a buy-back commitment	0	0
Interest income of financial services activities	61	65
Total Net revenues	2,814	2,703	3,250
Operating segments [member] | EMEA
summary of revenue by type and segment [Line Items]
Sales of goods	19,275	21,516
Services provided	950	945
Contract revenues	0	0
Revenues from goods and services	20,225	22,461
Lease installments from assets sold with a buy-back commitment	222	235
Interest income of financial services activities	19	18
Total Net revenues	20,571	22,815	22,700
Operating segments [member] | Maserati
summary of revenue by type and segment [Line Items]
Sales of goods	1,563	2,606
Services provided	29	39
Contract revenues	0	0
Revenues from goods and services	1,592	2,645
Lease installments from assets sold with a buy-back commitment	0	0
Interest income of financial services activities	0	0
Total Net revenues	1,603	2,663	€ 4,058
Operating segments [member] | Other Activities
summary of revenue by type and segment [Line Items]
Sales of goods	639	644
Services provided	270	309
Contract revenues	672	958
Revenues from goods and services	1,581	1,911
Lease installments from assets sold with a buy-back commitment	0	1
Interest income of financial services activities	€ 0	€ 0